Cover	Sep. 18, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 18, 2023
Entity Registrant Name	WEJO GROUP LIMITED
Entity Incorporation, Country Code	D0
Entity File Number	001-41091
Entity Tax Identification Number	98-1611674
Entity Address, Address Line One	Canon’s Court
Entity Address, Address Line Two	22 Victoria Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM12
City Area Code	44 8002
Local Phone Number	343065
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of Each Class:	Common Share, par value $0.001 per share
Trading Symbol(s)	WEJO
Name of Each Exchange on Which Registered:	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001864448
Amendment Flag	false